Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary	12 Months Ended
Dec. 31, 2013
Office Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Useful Life	2 years
Leasehold Improvements (years)	2 years
Office Equipment [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Useful Life	5 years
Leasehold Improvements (years)	5 years
Vehicles [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Useful Life	3 years
Leasehold Improvements (years)	3 years
Vehicles [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Useful Life	5 years
Leasehold Improvements (years)	5 years
Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Useful Life	2 years
Leasehold Improvements (years)	2 years